Related parties (Details 1) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Supplier and contractors	$ 277	$ 234
Other liabilities	330	340
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	446	370
Accounts receivable	136	115
Cash and cash equivalents	827	1,189
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets		7
Supplier and contractors	66	28
Other liabilities	216	235
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	43	9
Supplier and contractors	19	25
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	74	41
Supplier and contractors	2	3
Other liabilities	113	81
P T V I [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		1
Supplier and contractors	50	58
Anglo American [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	253	254
Supplier and contractors	55	28
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	9	9
Accounts receivable	7	6
Supplier and contractors	40	43
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	305	279
Accounts receivable	81	48
Supplier and contractors	277	234
Other liabilities	329	316
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	78	82
Cash and cash equivalents	786	1,003
Other liabilities		24
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	63	9
Cash and cash equivalents	41	186
Other liabilities	1
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	28	49
Major Stockholders [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	141	91
Accounts receivable	28	49
Cash and cash equivalents	827	1,189
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	27	18
Other liabilities	1	24
Vale Oman Distribution Center [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors	$ 45	$ 49